GCAT Depositor vi llcabs-15g

Exhibit 99.21

ATR QM Data Fields

Loans in Report: 4

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXX	20250902	Not covered/exempt	No	No
XXXXXXXXX	20250906	Not covered/exempt	No	No
XXXXXXXXX	20250907	Not covered/exempt	No	No
XXXXXXXXX	20250908	Not covered/exempt	No	No
4